Share-Based Payment Compensation Liability - Summary Of Continuity of Replacement LTIP Units (Detail) - Replacement Long Term Incentive Plan Awards [Member] - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Replacement Long Term Incentive Plan Awards [Line Items]
Opening balance	2,776,868	3,059,643
Dividend equivalents and other adjustments	20,675	74,126
Vested and settled	(297,953)	(176,104)
Cancellations	(47,620)	(180,796)
Ending balance	2,451,970	2,776,868